Guarantees with Third Parties, Contingent Assets and, Liabilities, and Other Commitments	12 Months Ended
Dec. 31, 2020
PROVISIONS
Provisions

36.  GUARANTEES WITH THIRD PARTIES, CONTINGENT ASSETS AND, LIABILITIES, AND OTHER COMMITMENTS

36.1 Direct guarantees

As of December 31, 2020, Enel Chile had future energy purchase commitments amounting to ThCh$6,458,055,505 (ThCh$7,647,064,710 as of December 31, 2019).

36.2 Indirect guarantees

			Debtor			Outstanding balance as of
Contract	Maturity	Creditor of Guarantee	Company	Relationship	Type of Guarantee	Currency	12-31-2020	12-31-2019
Bonds Series B (*)	October 2028	Bondholders of Enel Américas’ Bonds	Enel Américas	Entities demerged from original debtor Enersis S.A. (codebtor Enel Chile S.A.)	Codebtor	UF	7,672,851	11,646,991
Credit agreement	December 2020	Scotiabank Chile	Enel Green Power Chile S.A.	Subsidiary	Guarantor	USD	-	112,882,048
Credit agreement	November 2022	Pto. GDN BID	Enel Green Power Chile S.A.	Subsidiary	Guarantor	USD	21,368,491	22,592,723
Credit agreement	December 2021	Scotiabank Chile	Enel Green Power Chile S.A.	Subsidiary	Guarantor	USD	106,811,188	113,069,511
Guarantee contract	December 2027	Enel Finance International N.V.	Enel Green Power Chile S.A.	Subsidiary	Guarantor	USD	458,115,841	484,341,824

(*)Upon the demerger of the original issuer, Enersis (currently Enel Américas), and in accordance with the bond indenture, all entities arising from the demerger are liable for the debt, regardless of the fact that that the payment obligation remains in Enel Américas

36.3 Lawsuits and Arbitration Proceedings

As of the date of these consolidated financial statements, the most relevant litigation involving the Company and its subsidiaries are as follows:

1.

Inversiones Tricahue filed a tort liability lawsuit against Enel Chile S.A., claiming its alleged liability for the economic losses suffered as a result of the corporate restructuring. In this lawsuit, Inversiones Tricahue and its subsidiary seek ThCh$72,558,025 and ThCh$12,431,395, respectively. The claim was notified on October 29, 2020. Enel Chile S.A. filed a plea claiming that this matter was not under the jurisdiction of the court, which was rejected by the court on December 22, 2020. Enel Chile S.A. filed an appeal, which is pending hearing and ruling. On January 5, 2021, the lawsuit was answered.

2.

Mrs. Evelyn del Carmen Molina González, on behalf of herself and her minor daughters Maite Alué Letelier Molina and Daniela Anaís Letelier Molina, filed a claim for compensation of damages against Chilectra S.A. (currently Enel Distribución Chile S.A.) and its subcontractor Sociedad de Servicios Personales para el Área Eléctrica Limitada (“SSPAEL”) for a total amount of ThCh$2,000,000   (ThCh$1,000,000 for the first plaintiff and  ThCh$500,000  for  each of the latter two plaintiffs) for punitive damages due to the death of their spouse and father, respectively, Mr. David Letelier Riveros (deceased), which occurred on May 25, 2013 as a result of the injuries sustained after receiving an electric shock and falling from the height of a public street lighting post on which he was working. A judgment was issued on November 7, 2017 which found SSPAEL and Enel Distribución Chile (Chilectra) jointly liable to pay the sum of ThCh$90,000 for punitive damages to the plaintiffs , plus adjustments and costs. On November 24, 2017 Enel Distribución Chile filed an appeal against the judgment, submitting the background information to the Court of Appeals of Santiago, on December 4, 2017. On December 21, 2018 the judgment was confirmed by the Court of Appeals reducing the punitive damages to ThCh$70,000. On January 10, 2019 an appeal was filed.  (14th Civil Court of Santiago, Case C-7304-2014).

3.

Mrs. Ximena Acevedo Herrera, Benjamín Jiménez Acevedo, Francisco Jiménez Acevedo, Nancy Garrido Muñoz, Juan Carlos Jiménez Rocuant, Carolina Jiménez Garrido and Natalia Jiménez Garrido filed a claim for compensation of damages against Ingeniería Eléctrica Azeta Ltda and Enel Distribución Chile S.A. for a total amount of ThCh$878,227   (ThCh$28,227) for loss of profits and ThCh$850,000 for punitive damages) due to the death of their spouse, father, son, and brother, Mr. Juan Pablo Jiménez Garrido (deceased), which occurred on February 22, 2013 as a result of a head trauma caused by a bullet that was lodged in his brain. Enel Distribución Chile S.A. is a defendant in its capacity as the contractor of Azeta. The trial period is over. The motion for abandonment of the proceedings is pending service on the plaintiff. (5th Civil Court of Santiago, Case C-233-2017).

4.

Mr. Víctor Hugo Coronado González and Mrs. Francia Magali Bustos Uribe, both on behalf of themselves and their minor daughter, Nicolson Rocío Coronado Bustos, and son, Víctor Ignacio Coronado Bustos, filed a claim for compensation of damages against Enel Distribución Chile S.A. for a total amount of ThCh$704,860  (ThCh$264,860 for loss of profits and ThCh$440,000 for punitive damages) due to an accident that occurred on June 22, 2015 that affected Mr. Coronado who received an electrical shock and suffered severe injuries. The trial period is over. A judgment of May 22, 2019 dismissed the lawsuit against Enel Distribución Chile S.A. On June 19, 2019, the plaintiffs filed an appeal, which is pending resolution. (7th Civil Court of Santiago, Case C-15965-2017).

5.

Inmobiliaria Proyecto CR S.A. filed a claim for breach of contract and damages against Enel Distribución Chile S.A., in connection with contracts for the supply of electricity in the properties located at Lot 7A1, the entrance of which is located at Avenida Camino Real No. 4690 and Lot 7A2, the entrance of which is located at Avenida Camino Real No. 4680, district of Lo Barnechea. This company requested that Enel Distribución Chile S.A. pay UF 253,422, which is equivalent to ThCh$7,367,061. On September 12, 2020, the claim was answered. The discussion period concluded and the conciliation hearing is pending. (29th Civil Court of Santiago, Case No. C-15986-2020).

6.

By means of Exempt Resolution No. 21,036 dated November 3, 2017, the Superintendency of Electricity and Fuels confirmed a  fine of 35,611 UTM (ThCh$1,817,194) imposed on Enel Distribución Chile S.A. upon issuing a ruling against the request for reconsideration filed on January 14, 2016 against Exempt Resolution No. 11,750 dated December 29, 2015 because it determined that, in the period 2013-2014, Enel Distribución Chile had repeatedly exceeded the continuity of supply indices established by law. In opposition to this ruling, Enel Distribución Chile filed an appeal with the Court of Appeals of Santiago on November 28, 2017. On April 21, 2019, the expert witness submitted a report, which the Court of Appeals of Santiago accepted on April 30, 2019. On June 21, 2019 the claim was ready to be heard by the court. On June 26, 2019, the Constitutional Court issued a ruling, which gives effect to the principle of inapplicability due to unconstitutionality presented by Enel Distribución Chile. On June 28, 2019, the Court of Appeals of Santiago accepted the ruling issued by the Constitutional Court and thereby ordered the suspension of the proceeding, through an official letter to the Constitutional Court issued on June 28, 2019. On November 7, 2019, the Constitutional Court rejected the appeal for inapplicability due to unconstitutionality, resuming the litigation proceeding on November 22, 2019. Arguments were heard on January 16, 2020. On September 8, 2020, the court decided to reject the action filed by Enel Distribución Chile, and on September 22, 2020, Enel Distribución Chile filed an appeal against the decision. On October 20, 2020, the case was submitted to the Supreme Court. On November 5, 2020, the pleadings were held and the case was settled. On November 20, 2020, the court requested a report to the Superintendency, which should indicate the mathematical formula used by the Superintendency to apply the fines on the regulated parties. The report is intended to serve as a measure to facilitate judgment, and was issued on December 10, 2020, where Enel Distribución Chile S.A. made remarks on the contents on December 16, 2020. To date, the Court has not issued a ruling on the appeal.

7.

By means of Exempt Resolution No. 24,805 dated July 20, 2018, the Superintendence of Electricity and Fuels confirmed a fine imposed on Enel Distribución Chile S.A. for 80,000 UTM (ThCh$4,082,320) when it issued a ruling against the request for reconsideration filed against Exempt Resolution No. 21,788 dated December 29, 2017 because it determined that Enel Distribución Chile S.A kept more than 100,000 customers without electricity supply for a period exceeding 20 hours, in relation to the power outage that occurred on July 15, 2017 (the snowstorm event). In opposition to this ruling, Enel Distribución Chile S.A filed an appeal with the Court of Appeals of Santiago on August 7, 2018. On March 7, 2019, Enel Distribución Chile S.A requested the court to appoint a new civil electrical engineer expert, who was appointed in a resolution dated March 15, 2019. The expert was notified on July 3, 2019 and accepted the appointment and proposed his fees on August 16, 2019. The court gave notice to the parties, and on September 5, 2019 the parties responded and accepted the expert’s fees and payment method. On November 28, 2019, the hearing to acknowledge this matter was held and subsequently on December 20, 2019, a  certification of the end of the trial period was requested, which was issued by the clerk on January 7, 2020. On January 29, 2020, the appointed expert witness submitted his report. On February 5, 2020, Enel Distribución Chile S.A. requested the joinder of proceedings with case IC 339-2018 and to be heard at the Court of Appeals of Santiago, where the Superintendency imposed a fine on Enel Distribución Chile S.A. of 10,000 UTM (ThCh$510,290) , with respect to events that also occurred during the wind and snow storm of July 2017. On February 6, 2019, the Court of Appeals of Santiago deemed the expert's report to have been issued and, with respect to the request for joinder of proceedings, requested the clerk to issue the corresponding certification. On February 10, 2020, the attesting official certified that, although there is a close relationship between the appeals, they challenged different administrative acts. By means of a resolution dated February 7, 2020, the Court of Appeals denied the request for joinder and on February 21, 2020, Enel Distribución Chile S.A. filed another appeal. In this regard, the Court of Appeals of Santiago gave notice to the Superintendency - dated February 27, 2020 - requesting its opinion on the matter. On March 12, 2020, it was certified that the Superintendency did not respond. On March 18, 2020, by means of a writ containing a petition that due note should be taken, Enel Distribución Chile S.A. suggested to the Court of Appeals certain points on which its decision to accept our motion for reconsideration should be based. On July 23, 2020, the court resolved to grant another hearing in respect of case 339-2018, joining the hearing of these two cases. On July 29, 2020, Enel Distribución Chile S.A. deposited the expert's money, thus fulfilling the obligation to pay the expert's fee. On August 5, 2020, the court noted that the payment was made and requested certification from the clerk of the court to determine whether the entire obligation regarding the payment of the expert had been fulfilled. On August 20, 2020, Enel Distribución Chile S.A. requested that the funds corresponding to the expert's services be transferred to the name of the expert and that the check be drawn. On August 21, 2020, the court pointed out that there were inconsistencies between the amounts and the deposit and asked for clarification. On August 26, 2020, Enel Distribución Chile S.A. filed a written statement clearing up such inconsistencies. On September 21, 2020, the court deemed the order to have been complied with, requesting the corresponding certification, certifying that the money was ready to be delivered to the expert on September 24, 2020. On October 2, 2020, it was finally resolved that the check had to be issued to the expert as payment for his report, which was delivered to the expert on November 16, 2020.

8.

By means of Exempt Resolution No. 24,821 dated July 23, 2018, the Superintendency of Electricity and Fuels confirmed the fine imposed on Enel Distribución Chile S.A. of 10,000 UTM, (ThCh$510,290), when it issued a ruling against the request for reconsideration filed against Exempt Resolution No. 21,790 dated December 29, 2017 because it determined that Enel Distribución Chile S.A did not provide adequate and timely customer service during the power outage that occurred on July 15, 2017 (the snowstorm event), which resulted from not having adequate customer service and information systems. In opposition to this resolution, Enel Distribución Chile S.A filed an appeal with the Court of Appeals of Santiago on August 7, 2018. On February 1, 2019 Enel Distribución Chile S.A presented a list of witnesses, and such evidence was received on February 8, 2019, when Enel Distribución Chile S.A also requested a hearing for the appointment of an expert. The request was accepted and the Court hearing was scheduled for February 13, 2019. On February 28, 2019, Enel Distribución Chile S.A requested again that the Court appoint an expert, following the non-appearance of the counterparty at the hearing to designate an expert. On March 7, 2019, an expert was appointed, who accepted the appointment and proposed his fees on March 17, 2019. The Court acknowledged the acceptance of the appointment in a resolution dated March 25, 2019. On September 6, 2019, Enel Distribución Chile S.A recorded 50% of the expert’s fees, which the Court made effective on September 24, 2019. On November 27, 2019, the expert received the corresponding payment. On March 24, 2020, the Court of Appeals of Santiago suspended the procedure ex officio, based on the health emergency. On April 18, 2020, the appointed expert witness submitted his report, which was deemed to have been submitted on May 26, 2020, date on which the procedure resumed and the clerk was requested to certify whether the trial period had expired. On June 2, 2020 the expiration was certified, leaving the case ready to be reported on by the reporting judge. On June 22, 2020, Enel Distribución Chile S.A. submitted to the court the joinder request made in case IC No. 340-2018, determining in this case a schedule for the hearing of case IC No. 340-2018 on July 23, 2020. On July 29, 2020, money was deposited for the expert, which was requested on August 20, 2020, and it was resolved on September 11, 2020, that prior to the drawing of the check it was necessary to certify whether the corresponding amount was deposited, which was certified by the secretary of the court on October 8, 2020. Finally, in view of what was already certified, the drawing of the check was requested again on October 22, 2020, and the check was delivered to the expert on November 16, 2020

9.

By means of Exempt Resolution No. 24,246 dated June 13, 2018, the Superintendency of Electricity and Fuels imposed a fine on Enel Distribución Chile S.A. of 2,000 UTM (ThCh$102,058)   for operating its facilities in violation of current electrical regulations, by not maintaining its facilities in good condition, as evidenced by the electric shock produced in the insulator of portal No. 74 of the 110 Kv Cerro Navia-Lo Prado line, attributed to contamination from bird droppings, which affected the electricity supply of customers for more than 2 hours. In opposition to this resolution, Enel Distribución Chile S.A filed a request for reconsideration, which was rejected by Exempt Resolution No. 28,857 dated April 23, 2019. On May 14, 2019, an appeal was filed with the Court of Appeals of Santiago. On June 5, 2019, a resolution was issued that received the appeal and requested a report from the Superintendency of Electricity and Fuels. On July 24, 2019, the Superintendency of Electricity and Fuels issued a report, and the claim was ready to be heard on August 20, 2019. On October 29, 2019, the allegations of the parties were heard and subsequently, on December 6, 2019, the Court of Appeals of Santiago issued a ruling rejecting the appeal filed.  On December 18, 2019, Enel Distribución Chile S.A. filed an appeal requesting a hearing and judgment with the Supreme Court. On January 15, 2020, arguments were heard, the case was ready for judgment and Judge Sergio Muñoz Gajardo was appointed to draft the ruling. On May 25, 2020, the Supreme Court issued its ruling, confirming the fine imposed by the Superintendency. On October 28, 2020, the judgment of the Supreme Court was ordered for compliance. The payment of the fine is pending.

10.

By means of Exempt Resolution No. 31,912, dated February 20, 2020, the Superintendency of Electricity and Fuels imposed a fine on Enel Distribución Chile S.A. of 1,000 UTM (approx. ThCh$51,029), because it considered that Enel Distribución Chile S.A. had not complied with its obligation to maintain the medium voltage poles located in the district of Cerro Navia in good condition. Likewise, the Superintendency considered that Enel Distribución Chile S.A. committed a second violation when it found that connection conductors of circuits were not protected against current overloads, located in the same district. Against this resolution, Enel Distribución Chile S.A. filed an appeal before the Court of Appeals of Santiago, which was heard in IC No. 142-2020, and was the subject of a procedural order on April 21, 2020, requesting a report from the Superintendency, which issued it on April 28, 2020. The case was ready to be reported on by the reporting judge on May 4, 2020, and on July 21, 2020, the arguments of the case were heard, and the case was ready for judgment. On July 29, 2020, the court rejected Enel Distribución Chile S.A.'s arguments On August 10, 2020, the judgment of the Court of Appeals was appealed. On September 8, 2020, Enel Distribución Chile S.A. filed an appeal with the Supreme Court under case number 119225-2020, and it was ready to be reported on by the reporting judge since September 24, 2020, and on September 29, 2020, pleadings were scheduled for October 5, 2020. On that date, pleadings were held, where the ruling of the Court of Appeals was finally confirmed. On November 9, 2020, the Supreme Court's sentence was ordered for compliance. The payment of the fine is pending.

11.

By means of Exempt Resolution No. 21,789 dated December 29, 2017, the Superintendency of Electricity and Fuels imposed a fine on Enel Distribución Chile S.A. of 20,000 UTM (approximately ThCh$1,020,580), for providing erroneous information to the regulatory body regarding the supply restoration, in relation to the outage that occurred on July 15, 2017 (snowstorm). Enel Distribución Chile S.A. filed a request for reconsideration against this resolution, which was partially accepted in Exempt Resolution No. 32,515, setting the fine at 10,000 UTM (ThCh$ 510,290). An appeal against this resolution was filed with the Court of Appeals of Santiago under Case Number 450-2020 on August 19, 2020, certifying the necessary judicial deposit for this type of claims on September 24, 2020. On October 2, 2020, the claim was processed, and a report was requested from the Superintendency on October 6, 2020, which was issued on October 20, 2020, and the case entered the reporting stage on October 21, 2020. Subsequently, the case was subject to hearing on November 25, 2020, where parties declared their arguments o To date, this case remains ready for judgment to date.

12.

By means of Exempt Resolution No. 27,005 dated December 28, 2018 (received on January 28, 2019) the Superintendency of Electricity and Fuels imposed a fine on Enel Distribución Chile S.A. of 16,911 UTM (ThCh$862,951), for estimating that Enel Distribución Chile S.A. exceeded the standard established in the supply continuity index for the period 2015-2016. Enel Distribución Chile S.A. filed a request for reconsideration against this resolution, which was rejected in Exempt Resolution No. 32,760. Consequently, an appeal was filed against this resolution with the Court of Appeals of Santiago under Case Number 493-2020 on September 9, 2020. On September 10, 2020, a brief was submitted, which stated that the judicial deposit could not be made due to the computer problem of Banco Estado, accompanying a certificate from Banco Estado that reported the situation. On September 29, 2020, the deposit slip was attached. On October 5, 2020, the court requested that the deposit was certified, confirming that the deposit did not appear until October 7, 2020. On October 9, 2020, the court resolved that prior to issuing a procedural resolution, the deposit should be accounted for, resolution of which was sent on October 14, 2020, providing an additional certification that the amount had been deposited, and certifying on October 21, 2020 that the amounts had indeed been deposited. On October 26, 2020, the court again issued a warning, requesting Enel Distribución Chile S.A. to report the date on which it was notified of the resolution it was appealing. Enel Distribución Chile S.A. complied with the court's order on October 29, 2020.

13.

By means of Exempt Resolution No. 32,555 dated May 13, 2020, the Superintendency of Electricity and Fuels imposed a fine on Enel Distribución Chile S.A. of 10,000 UTM (approx. ThCh$510,290), because it considered that Enel Distribución Chile S.A. operated its owned facilities in violation of the electric regulations in force, by failing to maintain in good condition its facilities 11Kv El Salto- Almendros line on July 28, 2018, affecting 233,000 customers with this action. In addition, the resolution also included a penalty for delivering erroneous information to the National Electric Coordinator. Enel Distribución Chile S.A. filed a request for reconsideration, which was rejected by the authority through Exempt Resolution No. 33,230 dated August 31, 2020. Consequently, an appeal against such resolution was filed with the Court of Appeals of Santiago under Case Number 524-2020 on September 16, 2020. On September 24, 2020, Enel Distribución Chile S.A. was warned to correct the petition of the written document since the Exempt Resolution had been misidentified, and on September 29, 2020, Enel Distribución Chile S.A. complied with the order.

On October 6, 2020, it was certified that the money required to file the claim had been deposited. On October 9, 2020, the court again determined that the resolution dated September 24, 2020 had to be fully complied with, and therefore requested that Enel Distribución Chile S.A. complied with the order to set the date of notification of Resolution No. 332,030. Once the order was complied with on October 14, 2020, the court determined on October 29, 2020 that the claim was untimely, and therefore declared it inadmissible. On November 3, 2020, Enel Distribución Chile S.A. filed an alternative appeal to this resolution, which was rejected by the court on November 5, 2020, and consequently, the case was submitted to the Supreme Court for review of the admissibility of the claim. On November 20, 2020, the case was submitted to the Supreme Court under Case Number 138642-2020 of the Supreme Court. On December 1, 2020, the case was heard, and during the same day the court issued its judgment, in which Enel Distribución Chile S.A.’s arguments were rejected. However, the Supreme Court emended the decision of the Court of Appeals because, in its view, the deadlines were not appropriately calculated. As a result, given the criterion that was used by the Supreme Court, it was understood that the claim was filed within the deadline; therefore, it was declared to be admissible. On December 21, 2020, the Court of Appeals issued the order of enforcement.

14.

By means of Exempt Resolution No. 33,048 dated August 5, 2020, the Superintendency of Electricity and Fuels imposed a fine on Enel Distribución Chile S.A. of 1000 UTM (approx. ThCh$51,029), for considering that Enel Distribución S.A. is responsible for the poor condition of the power lines at 584 Atom Street, Maipú, for not maintaining the power poles in good condition which, in the Superintendency 's opinion, caused injuries to a 3-year old child and an 18-year old boy, who had indirect contact with the power lines. Enel Distribución Chile S.A. filed a request for reconsideration against this resolution, which was rejected by Exempt Resolution No. 33,404 dated October 7, 2020. Consequently, an appeal was filed against such resolution with the Court of Appeals of Santiago under Case Number 673-2020 on October 31, 2020, certifying the necessary deposit for this type of claim on November 6, 2020.

15.

By means of Exempt Resolution No. 32,976 dated July 24, 2020, the Superintendency of Electricity and Fuels imposed a fine on Enel Distribución Chile S.A. of 40,000 UTM (ThCh$2,041,160), for considering that Enel Distribución Chile S.A. did not comply with the provisions of Article 72-14 of the Electric Services Law, violation that occurred when it did not have the measurement of 80% of its feeders, within 18 months from the publication of the technical standard of service quality for the distribution system in the Official Gazette. Enel Distribución Chile S.A. filed a request for reconsideration, which was rejected by Exempt Resolution No. 33,498 dated October 27, 2020. Consequently, an appeal was filed against such resolution with the Court of Appeals of Santiago under Case Number 711-2020 on November 13, 2020, and the necessary deposit for this type of appeal was certified on November 17, 2020. On November 18, 2020, the claim was processed, requesting a report from the Superintendency, which was issued on December 1, 2020, and the case decision was referred to the reporting judge on December 4, 2020, and its hearing was scheduled for December 16, 2020. The hearing of the case was suspended by the Superintendency on December 15, 2020, pending its return to the docket.

In relation to the litigation proceedings described above, the Group has established provisions for ThCh$10,882,854 as of December 31, 2020 (see Note 25). There are other sanctions that also have associated provisions but they are not described in this note since they individually represent immaterial amounts. Management believes that the provisions recorded adequately cover the risks due to penalties. Therefore, they do not expect additional liabilities to arise from other than those already registered.

Because of the characteristics of the risks covered by these provisions, it is not possible to determine a reasonable payment schedule, if any.

36.4. Financial restrictions.

Several debt contracts of the Company, and of some of its subsidiaries include the obligation to comply with certain financial ratios, which is common in contracts of this nature. There are also affirmative and negative covenants that require monitoring of these commitments. In addition, there are restrictions in the sections of events of default that must be fulfilled to avoid acceleration of the debt.

1. Cross Default

Some of the financial debt contracts contain cross default clauses.

Enel Chile's committed international credit facility under the law of the State of New York, entered into in June 2019 and expiring in June 2024, indicates that cross default for non-payment could be triggered by another debt of the same company, for any amount in default, provided that the principal amount of the debt giving rise to the cross default exceeds US$150 million in an individual debt, or its equivalent in other currencies. To accelerate the debt under this facility due to cross default on other debt, the amount in default on an individual debt must exceed US$150 million, or its equivalent in other currencies, and other conditions must also be satisfied, including the expiration of grace periods (if any in the defaulted contract), and a formal notice of the intention to accelerate the debt by creditors representing more than 50% of the amount due or committed under each contract. As of December 31, 2020, this credit line was not disbursed.

For Enel Chile's bonds registered with the Securities and Exchange Commission ("SEC") of the United States of America, commonly referred to as "Yankee Bonds", cross default for non-payment could be triggered by other debt of the same company, or any of its Chilean subsidiaries, for any amount in default, provided that the principal amount of the debt giving rise to the cross default exceeds US$ 150 million in an individual debt, or its equivalent in other currencies. Acceleration of the debt due to cross default is not automatic but must be required by the holders of at least 25% of the bonds of a certain series of Yankee Bonds. Enel Chile's Yankee Bond matures in 2028. At December 31, 2020, the amount due on the Yankee Bond totals ThCh$697,736,223.

For Enel Generación Chile's bonds registered with the Securities and Exchange Commission ("SEC") of the United States of America, commonly referred to as "Yankee Bonds", cross default for non-payment could be triggered by other debt of Enel Generación Chile, or any of its Chilean subsidiaries, for any amount in default, provided that the principal amount of the debt giving rise to the cross default exceeds US$ 30 million in an individual debt, or its equivalent in other currencies. Acceleration of debt due to cross default is not automatic but must be required by the holders of at least 25% of the bonds of a certain series of Yankee Bonds. Enel Generación Chile's Yankee Bonds mature in 2024, 2027, 2037 and 2097. In the case of the Yankee Bond maturing in 2024 (issued in April 2014), the principal amount of the debt individually giving rise to the cross default is US$50 million, or its equivalent in other currencies. As of December 31, 2020, the amount due on the Yankee Bonds totals ThCh$510,368,873.

Enel Generación Chile's bonds issued in Chile stipulate that cross default can be triggered only by the Issuer's own default, in cases where the amount in default exceeds US$ 50 million in an individual debt, or its equivalent in other currencies. In turn, the acceleration must be required at a bondholders' meeting by the holders of at least 50% of the bonds of a given series. As of December 31, 2020, the amount owed for local bonds totals ThCh$283,294,982.

The bank borrowing that Enel Green Power Chile subscribed in February 2017 for US$30 million stipulates that cross default is triggered by default of the Debtor itself, i.e. Enel Green Power Chile, or of any material subsidiary, as contractually defined. To accelerate this debt due to cross default originating from other debt, the amount in default, whether on an individual debt or at the aggregate debt level, must exceed US$50 million, or its equivalent in other currencies. As of December 31, 2020, the amount outstanding on this borrowing totals ThCh$21,354,969.

Enel Distribución Chile's uncommitted credit lines stipulate that cross default may be triggered by a default of the Issuer's own individual debt in any obligation contracted in favor of any creditor. Upon the occurrence of the event of default, the bank will communicate to Enel Distribución Chile about the termination of the credit line. As of December 31, 2020, these credit lines were not disbursed.

2. Financial covenants

Financial covenants are contractual commitments with respect to minimum or maximum financial ratios that the Company is obliged to meet at certain periods of time (quarterly, annually, etc.) and in some cases only when certain conditions are met. Most of the financial covenants of the Company limit leverage and track the ability to generate cash flow that will service the companies’ indebtedness. Certain companies are also required to periodically certify these covenants. The types of covenants and their respective limits vary according to the type of debt and contract.

The Enel Generación Chile’s bonds issued in Chile include the following financial covenants, whose definitions and calculation formulas are set out in the respective contracts:

H  Series

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Consolidated Indebtedness Level: The Financial Obligations to Total Capitalization ratio must remain equal to or less than 0.64.  Financial Obligations is the sum of Current interest-bearing loans, Non-current interest-bearing loans, Other current financial liabilities, Other non-current financial liabilities, and Other obligations secured by the Issuer or its subsidiaries, while Total Capitalization is the sum of Financial Obligations and Total Equity. As of December 31, 2020, the Indebtedness Level was 0.31.

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Consolidated Equity: A Minimum Equity of Ch$761,684 million must be maintained, a limit adjusted at the end of each year as established in the indenture. Equity corresponds to net Equity attributable to the owners of the controller. As of December 31, 2020, the net Equity attributable to the owners of Enel Generación Chile's controller was Ch$1,729,218 million.

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Finance Expense Hedge Ratio: The company must maintain a Finance Expense Hedge Ratio equal to or greater than 1.85 The hedging of finance expenses is the quotient between: i) the Gross operating revenue, plus Finance revenue and dividends received from associated companies, and, ii) Financial expenses; both with respect to the period of four consecutive quarters ending at the close of the reporting quarter. As of December 31, 2020, this ratio was 19.75.

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Net Asset Position with Related Companies: A Net Asset Position with Related Companies must be maintained at or below the equivalent sum in Chilean pesos of US$500 million, according to the exchange rate prevailing at the date of calculation. The Net Asset Position with Related Companies is the difference between: i) the sum of Current Accounts Receivable from Related Companies and Non-Current Accounts Receivable from Related Companies and ii) the sum of Current Accounts Payable to Related Companies and Non-Current Accounts Payable to Related Companies. The foregoing must exclude the corresponding amounts that meet all of the following requirements: i) transactions with a duration of less than 180 days; and ii) transactions referring to balances in the barter accounts, documents and accounts of Enel Generación Chile or its subsidiaries, resulting from the ordinary course of business of Enel Generación Chile or its subsidiaries. Likewise, it must also exclude the transactions of the associated companies of Enel Generación Chile and its subsidiaries, as long as Enel Chile S.A. has no interest in the respective associated company, whether directly or indirectly through a subsidiary or associate of Enel Chile S.A., other than Enel Generación Chile and its subsidiaries. As of December 31, 2020, considering the exchange rate prevailing at that date, the Net Asset Position with Related Companies was US$244.15 million, indicating that Enel Generación Chile is a net creditor for its related companies.

M  Series

-Consolidated Debt Level: Idem H Series.

-Consolidated Equity: Idem H Series.

-Finance Expense Hedge Ratio: Idem H Series.

The “Yankee Bonds” issued by Enel Generación Chile and Enel Chile are not subject to compliance with financial covenants.

As of December 31, 2020, Enel Generación Chile’s most restrictive financial covenant was the Consolidated Indebtedness Level.

The rest of the Group’s companies not mentioned in this Note are not subject to compliance with financial covenants.

Finally, in most of the contracts, debt acceleration due to non-compliance with these covenants does not occur automatically, but rather certain conditions must be met, such as the expiration of the remedial periods established therein, among other conditions.

As of December 31, 2020, neither Enel Chile or its subsidiaries record non-compliance with the financial covenants summarized herein, or with any other financial obligations that could lead to the accelerated maturity of its financial commitments.

   36.5. COVID-19 contingency

On January 30, 2020, the World Health Organization (WHO) declared the outbreak of the new coronavirus 2019, or COVID-19, to be a "Public Health Emergency of International Concern." On March 11, 2020, the WHO confirmed that the outbreak of COVID-19 had reached the level of a pandemic, which could significantly affect Chile, as well as the Company’s commercial partners within and outside the country.

To address this international public health emergency due to COVID-19, on March 18, 2020, President Sebastián Piñera decreed a State of Constitutional Exception of Catastrophe, establishing containment measures, specifically designed to restrict the free movement of people, which include curfews, mandatory selective quarantines, prohibition of mass meetings, temporary closure of companies and businesses, among other measures.

Accordingly, the Company’s subsidiary Enel Distribución Chile announced it would adopt certain preventive measures, such as the suspension of meter readings and focusing field activities on essential operations for supply continuity. It also announced extraordinary measures to support the most vulnerable households, such as not disconnecting energy services due to customers being in payment default and offering payment installment plans, with no down payment or interest for customers in debt to the Company.

Additionally, the Group issued guidelines to guarantee compliance with the measures introduced by the Chilean government and has taken a number of actions to adopt the most appropriate procedures to prevent and/or mitigate the effects of COVID-19 contagion among employees, while guaranteeing business continuity. This has been made possible mainly due to:

•The use of telework for all employees whose jobs can be performed remotely (75% of the staff). This work mode was introduced in the Group a few years ago, which thanks to digitalization investments, allows work to be performed remotely with the same level of efficiency and effectiveness;

•Digitalization of processes and infrastructure, which ensure the normal operation of the Company’s generation assets, continuity of the electrical service, and remote management of all activities related to the market and customer relations.

All the Company's efforts continue to focus on guaranteeing the correct and safe operation of the Company’s businesses, while safeguarding the health and safety of the Company’s people.

On August 5, 2020, Law No. 21,249 on Basic Utilities Services was enacted. This law includes extraordinary measures to support the most vulnerable customers, although Enel Distribución Chile had already been applying most of these measures. These measures include not disconnecting energy services due to customers being in payment default and the possibility of signing agreements to pay off electricity debt in installments, in both cases, for a group of vulnerable customers. The benefit associated with not disconnecting energy services due to customers being in payment default was effective for  90 days following the enactment of the Law, and debts accumulated by customers covered by this measure must be paid within a maximum of 12 installments from the end of the grace period.

Subsequently, on December 29, 2020, Law No. 21,301 was enacted, which extended the terms defined in Law No. 21,249, setting the duration of the benefit to 270 days following the enactment of this new Law instead of the initial 90 days. Also, the number of installments was modified to a maximum of 36 instead of the 12 maximum installments previously defined.

In relation to the degree of uncertainty generated in the macroeconomic and financial environments in which the Group operates and their effects on the Company's income as of December 31, 2020, these are fundamentally related to an increase in the impairment loss on trade receivables (see Notes 2.3, 3.g.3, 9.d and 26.2).